UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 29, 2012

Moody’s Rating	% of Portfolio Investments
A1	2.64%
A2	2.85%
A3	1.44%
Aa2	3.59%
Aaa	19.91%
B1	2.61%
B2	5.07%
B3	5.06%
Ba1	6.31%
Ba2	2.25%
Ba3	2.52%
Baa1	5.76%
Baa2	6.99%
Baa3	14.51%
C	0.18%
Ca	0.35%
Caa1	2.13%
Caa2	1.21%
Caa3	0.12%
Not Rated	7.45%
Common Stock	3.43%
Preferred Stock	3.62%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,075.40	$4.67

Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.55

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.90% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.31%
$ 913,951	Atlas Air 1999-1 Class C Pass Through Trust Pass-Through Series 1999-1, Class C(a)
	8.77%, 01/02/2011	$694,603
489,920	Community Program Loan Trust Series 1987-A , Class A5 4.50%, 04/01/2029	495,387

		1,189,990

Basic Materials — 5.25%
	Alcoa Inc
140,000	5.87%, 02/23/2022	144,034
255,000	6.75%, 01/15/2028	270,237
	ArcelorMittal
1,015,000	6.13%, 06/01/2018	1,023,762
895,000	7.00%, 10/15/2039	868,734
3,065,000	6.75%, 03/01/2041	2,860,843
3,175,000	Chevron Phillips Chemical Co LLC/LP(b)
	8.25%, 06/15/2019	4,378,569
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	140,156
700,000	7.25%, 06/01/2028	858,512
120,000	8.88%, 05/15/2031	169,175
535,000	Hercules Inc
	6.50%, 06/30/2029	438,700
	Methanex Corp
750,000	8.75%, 08/15/2012	752,777
3,675,000	6.00%, 08/15/2015	3,895,279
190,000	5.25%, 03/01/2022	197,127
	Momentive Specialty Chemicals Inc(c)
480,000	9.20%, 03/15/2021	408,000
2,220,000	7.88%, 02/15/2023	1,731,600
680,000	United States Steel Corp
	7.50%, 03/15/2022	652,800
	Westvaco Corp
490,000	8.20%, 01/15/2030	581,710
685,000	7.95%, 02/15/2031	782,632

		20,154,647

Communications — 8.23%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	168,750
4,860,000	6.45%, 03/15/2029	3,304,800
170,000	Axtel SAB de CV(b)
	9.00%, 09/22/2019	112,200
35,000	BellSouth Corp
	6.55%, 06/15/2034	41,104
	Ciena Corp
2,010,000	0.88%, 06/15/2017	1,718,550
1,045,000	3.75%, 10/15/2018(b)	1,162,562
950,000	Corning Inc
	7.25%, 08/15/2036	1,173,563
775,000	Embarq Corp
	8.00%, 06/01/2036	809,561

Principal Amount		Value

Communications — (continued)
$ 35,000	Intelsat Luxembourg SA
	11.25%, 02/04/2017	$36,050
3,665,000	Level 3 Communications Inc(b)(c)
	7.00%, 03/15/2015	4,379,675
	Level 3 Financing Inc
740,000	8.75%, 02/15/2017	769,600
110,000	9.38%, 04/01/2019	118,800
62,248	Liberty Interactive LLC
	3.50%, 01/15/2031	27,233
63,000	Motorola Solutions Inc
	6.63%, 11/15/2037	66,754
	Nextel Communications Inc
35,000	6.88%, 10/31/2013(d)	35,131
1,040,000	5.95%, 03/15/2014	1,041,300
655,000	7.38%, 08/01/2015	655,819
1,565,000	Nortel Networks Capital Corp(e)(f)
	7.88%, 06/15/2026	1,698,025
300,000	Portugal Telecom
	EUR, 5.63%, 02/08/2016	354,556
	Portugal Telecom International Finance BV
1,350,000	EUR, 5.00%, 11/04/2019	1,392,882
1,300,000	EUR, 4.50%, 06/16/2025	1,166,216
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	265,709
150,000	7.63%, 08/03/2021	155,090
1,960,000	6.88%, 07/15/2028	1,889,677
3,500,000	7.75%, 02/15/2031	3,446,460
	Qwest Corp
500,000	7.25%, 09/15/2025	548,675
45,000	6.88%, 09/15/2033	44,775
	Sprint Capital Corp
760,000	6.90%, 05/01/2019	714,400
1,649,000	6.88%, 11/15/2028	1,327,445
130,000	8.75%, 03/15/2032	118,300
606,000	Sprint Nextel Corp
	6.00%, 12/01/2016	580,245
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	392,500
540,000	6.00%, 09/30/2034	414,450
	Telefonica Emisiones SAU
600,000	GBP, 5.60%, 03/12/2020	809,300
150,000	5.13%, 04/27/2020	129,208
525,000	7.05%, 06/20/2036	459,001
30,000	Verizon Maryland Inc
	5.13%, 06/15/2033	31,049

		31,559,415

Consumer, Cyclical — 13.67%
676,891	Atlas Air 1998-1 Class B Pass
	Through Trust
	7.68%, 01/02/2014	643,047
666,777	Atlas Air 1999-1 Class B Pass Through Trust
	7.63%, 01/02/2015	573,428
214,507	Atlas Air 2000-1 Class B Pass Through Trust
	9.06%, 01/02/2014	208,071

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 2,000,000	Chrysler Group LLC / CG Co-Issuer Inc(d)
	8.25%, 06/15/2021	$2,055,000
27,670	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018	28,120
199,443	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015	202,934
105,000	Continental Airlines 2012-1 Class B Pass Thru Trusts
	6.25%, 04/11/2020	106,050
1,106,730	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022	1,189,735
803,663	Delta Air Lines 2007-1 Class C Pass Through Trust
	8.95%, 08/10/2014	819,736
266,712	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016	284,049
488,000	Delta Air Lines Inc(b)
	9.50%, 09/15/2014	515,450
	Dillard’s Inc
430,000	6.63%, 01/15/2018	447,737
500,000	7.88%, 01/01/2023	520,625
1,070,000	7.75%, 07/15/2026	1,071,337
850,000	Foot Locker Inc
	8.50%, 01/15/2022	921,187
	Ford Motor Co
1,475,000	4.25%, 11/15/2016	2,050,250
155,000	6.50%, 08/01/2018	175,150
245,000	7.13%, 11/15/2025(d)	278,075
265,000	7.50%, 08/01/2026	307,400
50,000	6.63%, 02/15/2028	55,522
755,000	6.63%, 10/01/2028	849,102
1,760,000	6.38%, 02/01/2029	1,894,661
3,795,000	7.45%, 07/16/2031(d)	4,753,237
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017	2,814,126
	JC Penney Corp Inc
228,000	6.38%, 10/15/2036	172,140
25,000	7.40%, 04/01/2037	20,938
	K Hovnanian Enterprises Inc
80,000	6.25%, 01/15/2016	52,400
45,000	5.00%, 11/01/2021(b)	31,388
1,925,000	Lennar Corp
	5.60%, 05/31/2015	2,021,250
525,000	Macy’s Retail Holdings Inc
	6.38%, 03/15/2037	620,257
60,000	Meritor Inc(g)
	4.00%, 02/15/2019	43,950
	MGM Resorts International
50,000	6.63%, 07/15/2015(d)	51,500
150,000	6.88%, 04/01/2016	150,750
55,000	7.50%, 06/01/2016	56,925
105,000	7.63%, 01/15/2017	108,412
970,000	8.63%, 02/01/2019(b)	1,037,900
	New Albertsons Inc
580,000	7.75%, 06/15/2026	458,200

See notes to financial statements.

Principal Amount			Value

Consumer, Cyclical — (continued)
$ 755,000	6.63%, 06/01/2028	$	520,950
4,715,000	7.45%, 08/01/2029		3,465,525
75,000	8.70%, 05/01/2030		61,125
1,240,000	8.00%, 05/01/2031		961,000
2,410,000	Owens & Minor Inc(c)
	6.35%, 04/15/2016		2,631,207
	PulteGroup Inc
396,000	5.20%, 02/15/2015		407,880
695,000	6.38%, 05/15/2033		573,375
3,615,000	6.00%, 02/15/2035		2,892,000
645,000	Qantas Airways Ltd(b)
	6.05%, 04/15/2016		661,947
665,000	Toro Co(c)
	6.63%, 05/01/2037		704,252
	Toys R Us Inc
540,000	7.88%, 04/15/2013		550,800
2,125,000	7.38%, 10/15/2018		1,726,562
412,996	UAL 2007-1 Pass Through Trust
	6.64%, 07/02/2022		431,581
2,045,802	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016		2,334,873
713,353	US Airways 2011-1 Class A Pass Through Trust
	7.13%, 10/22/2023		756,155
1,405,000	US Airways 2012-1 Class A Pass Through Trust
	5.90%, 10/01/2024		1,438,369
2,475,000	US Airways 2012-1 Class B Pass Through Trust
	8.00%, 10/01/2019		2,536,875
2,185,000	US Airways 2012-1 Class C Pass Through Trust
	9.13%, 10/01/2015		2,190,462

			52,434,977

Consumer, Non-cyclical — 4.05%
620,000	Boston Scientific Corp
	6.00%, 01/15/2020		739,427
1,300,000	DP World Ltd(b)
	6.85%, 07/02/2037		1,277,250
	HCA Inc
80,000	6.75%, 07/15/2013		83,400
45,000	5.75%, 03/15/2014		47,081
150,000	6.38%, 01/15/2015		159,375
150,000	7.19%, 11/15/2015		158,250
130,000	5.88%, 03/15/2022		135,850
395,000	7.50%, 12/15/2023		379,694
575,000	8.36%, 04/15/2024		583,625
765,000	7.69%, 06/15/2025		736,313
1,115,000	7.58%, 09/15/2025		1,064,825
2,505,000	7.05%, 12/01/2027		2,254,500
725,000	7.50%, 11/06/2033		679,688
175,000	7.75%, 07/15/2036		164,500
160,000	Hologic Inc(g)
	0.69%, 03/01/2018		148,200
	Human Genome Sciences Inc
220,000	2.25%, 08/15/2012		220,000
2,475,000	3.00%, 11/15/2018		2,954,531

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$570,000	Omnicare Inc
	3.75%, 12/15/2025	$	748,837
545,000	Reynolds American Inc
	7.25%, 06/15/2037		658,609
760,000	RR Donnelley & Sons Co
	8.25%, 03/15/2019		744,800
425,000	Tenet Healthcare Corp
	6.88%, 11/15/2031		360,188
445,000	UR Merger Sub Corp(b)
	7.63%, 04/15/2022		466,138
565,000	Vertex Pharmaceuticals Inc
	3.35%, 10/01/2015		738,031
35,000	Western Union Co
	6.20%, 06/21/2040		38,069

			15,541,181

Energy — 1.64%
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020(d)		34,650
25,000	6.88%, 11/15/2020		24,625
300,000	2.75%, 11/15/2035		274,125
1,310,000	2.50%, 05/15/2037		1,121,687
1,725,000	2.25%, 12/15/2038		1,386,469
395,000	DCP Midstream LLC(b)
	6.45%, 11/03/2036		468,380
250,000	El Paso LLC
	7.80%, 08/01/2031		280,594
500,000	EQT Corp
	8.13%, 06/01/2019		599,631
600,000	IFM US Colonial Pipeline 2 LLC(b)
	6.45%, 05/01/2021		660,499
210,000	Parker Drilling Co
	9.13%, 04/01/2018		222,075
490,000	Rockies Express Pipeline LLC(b)
	6.88%, 04/15/2040		421,400
	White Pine Hydro LLC(b)(c)
300,000	6.31%, 07/10/2017		250,098
455,000	6.96%, 07/10/2037		310,251
1,000,000	White Pine Hydro Portfolio LLC(b)(c)(h)
	7.26%, 07/20/2015		240,000

			6,294,484

Financial — 22.10%
100,000	AGFC Capital Trust I(b)(i)
	6.00%, 01/15/2067		50,000
	Ally Financial Inc
255,000	7.50%, 12/31/2013		270,300
159,000	6.75%, 12/01/2014		167,348
552,000	8.00%, 12/31/2018		611,340
869,000	8.00%, 11/01/2031		1,018,902
1,322,345	Alta Wind Holdings LLC(b)
	7.00%, 06/30/2035		1,486,475
	American International Group Inc
80,000	5.45%, 05/18/2017		86,847
280,000	5.85%, 01/16/2018		309,546
1,000,000	Associates Corp of North America
	6.95%, 11/01/2018		1,127,510

Principal Amount		Value

Financial — (continued)
	Bank of America Corp
$800,000	5.49%, 03/15/2019	$814,718
1,724,000	7.63%, 06/01/2019	2,027,219
450,000	5.00%, 05/13/2021	464,268
3,110,000,000	Barclays Bank PLC
	KRW, 3.68%, 08/20/2015	2,722,307
850,000	Camden Property Trust
	5.70%, 05/15/2017	954,242
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,211,884
100,000	EUR, 3.63%, 11/30/2017(i)	107,251
125,000	5.88%, 02/22/2033	120,903
60,000	5.85%, 12/11/2034	64,405
360,000	6.13%, 08/25/2036	354,088
135,000	Duke Realty LP
	5.95%, 02/15/2017	149,262
50,000	ERP Operating LP
	5.13%, 03/15/2016	55,121
1,900,000	Forethought Financial Group Inc(b)
	8.63%, 04/15/2021	1,958,434
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,440,687
400,000	NZD, 6.75%, 09/26/2016	344,053
680,000	NZD, 5.50%, 02/01/2017	567,356
1,600,000	Goldman Sachs Group Inc
	6.75%, 10/01/2037	1,568,085
	Hanover Insurance Group Inc
1,175,000	7.50%, 03/01/2020	1,363,081
1,560,000	6.38%, 06/15/2021	1,706,063
2,520,000	HBOS PLC(b)
	6.75%, 05/21/2018	2,377,504
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,832,844
2,200,000	7.50%, 04/15/2018	2,529,767
	International Lease Finance Corp
395,000	5.63%, 09/20/2013	404,381
1,325,000	8.63%, 09/15/2015	1,464,125
540,000	5.88%, 04/01/2019	540,523
920,000	6.25%, 05/15/2019	937,250
290,000	8.25%, 12/15/2020	332,100
	iStar Financial Inc
1,565,000	8.63%, 06/01/2013	1,565,000
375,000	5.95%, 10/15/2013	362,344
105,000	5.70%, 03/01/2014	98,963
20,000	6.05%, 04/15/2015	18,650
270,000	5.88%, 03/15/2016	243,675
110,000	5.85%, 03/15/2017	97,075
	Jefferies Group Inc
375,000	3.88%, 11/09/2015	368,438
840,000	5.13%, 04/13/2018	814,800
975,000	6.88%, 04/15/2021	980,467
735,000	6.45%, 06/08/2027	698,250
970,000	6.25%, 01/15/2036	873,000
1,000,000	KeyCorp Capital III
	7.75%, 07/15/2029	1,129,011
2,115,000	Lloyds TSB Bank PLC(b)
	6.50%, 09/14/2020	2,083,173
590,000	MBIA Insurance Corp(b)(i)
	14.00%, 01/15/2033	318,600

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

Financial — (continued)
	Merrill Lynch & Co Inc
$800,000	6.05%, 05/16/2016	$	827,111
50,000	EUR, 1.21%, 09/14/2018(i)		46,197
1,900,000	6.11%, 01/29/2037		1,790,300
245,000	MetLife Capital Trust X(b)
	9.25%, 04/08/2038		300,125
	MetLife Inc
810,000	6.40%, 12/15/2036		794,024
1,355,000	10.75%, 08/01/2039		1,893,612
	Morgan Stanley
100,000	0.95%, 10/15/2015(i)		89,085
1,700,000	AUD, 7.63%, 03/03/2016		1,807,094
300,000	0.92%, 10/18/2016(i)		261,458
300,000	5.50%, 01/26/2020		293,826
3,200,000	5.50%, 07/24/2020		3,130,771
1,500,000	5.75%, 01/25/2021		1,479,063
3,005,000	Mutual of Omaha Insurance Co(b)
	6.80%, 06/15/2036		3,388,222
600,000	Nationwide Mutual Insurance Co(b)
	6.60%, 04/15/2034		585,919
1,775,000	Old Republic International Corp(d)
	3.75%, 03/15/2018		1,597,500
535,000	Penn Mutual Life Insurance Co(b)
	6.65%, 06/15/2034		590,505
	ProLogis LP
60,000	5.63%, 11/15/2015		65,391
50,000	5.75%, 04/01/2016		54,602
395,000	6.63%, 05/15/2018		455,603
2,253,000	Residential Capital LLC(a)(f)
	9.63%, 05/15/2015		2,174,145
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017		54,173
400,000	EUR, 6.93%, 04/09/2018		467,405
50,000	EUR, 4.63%, 09/22/2021(i)		45,583
100,000	Santander Financial Issuances Ltd
	7.25%, 11/01/2015		97,398
	Santander Issuances SAU(b)
300,000	5.91%, 06/20/2016		276,969
300,000	6.50%, 08/11/2019(i)		259,561
	SLM Corp
60,000	5.13%, 08/27/2012		60,225
280,000	5.05%, 11/14/2014		288,387
100,000	5.00%, 04/15/2015		100,919
3,725,000	8.45%, 06/15/2018		4,172,000
2,150,000	5.63%, 08/01/2033		1,816,750
	Springleaf Finance Corp
200,000	5.90%, 09/15/2012		199,250
450,000	5.38%, 10/01/2012		446,062
330,000	5.85%, 06/01/2013		316,800
170,000	5.40%, 12/01/2015		141,525
100,000	5.75%, 09/15/2016		79,750
900,000	6.50%, 09/15/2017		711,000
3,705,000	6.90%, 12/15/2017		2,957,035
	XL Group PLC
575,000	6.38%, 11/15/2024		641,008
725,000	6.25%, 05/15/2027		796,739

			84,744,727

Principal Amount			Value

Foreign Government Obligations — 24.92%
	Canadian Government Bond
$13,620,000	CAD, 2.50%, 06/01/2015	$	13,909,631
3,625,000	CAD, 3.00%, 12/01/2015		3,777,320
7,880,000	CAD, 4.25%, 06/01/2018		8,998,571
16,400,000,000	Export-Import Bank of Korea(b)
	IDR, 6.60%, 11/04/2013		1,720,583
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017		15,410,791
9,600,000	International Bank for Reconstruction & Development
	SGD, 1.43%, 03/05/2014		7,654,536
	Ireland Government Bond
3,275,000	EUR, 4.50%, 10/18/2018		3,793,065
1,450,000	EUR, 4.50%, 04/18/2020		1,632,177
200,000	EUR, 5.00%, 10/18/2020		230,442
3,150,000	EUR, 5.40%, 03/13/2025		3,627,120
	Italy Buoni Poliennali Del Tesoro
85,000	EUR, 5.25%, 11/01/2029		97,999
85,000	EUR, 5.75%, 02/01/2033		101,192
85,000	EUR, 5.00%, 08/01/2034		92,026
80,000,000	Mexican Bonos
	MXP, 8.00%, 12/07/2023		7,250,880
	New South Wales Treasury Corp
3,830,000	AUD, 5.50%, 08/01/2013		4,018,748
8,775,000	AUD, 6.00%, 02/01/2018		10,028,687
	Norway Government Bond
24,855,000	NOK, 6.50%, 05/15/2013(d)		4,354,999
1,280,000	NOK, 5.00%, 05/15/2015		236,757
28,530,000	NOK, 4.25%, 05/19/2017		5,402,746
	Portugal Obrigacoes do Tesouro OT
175,000	EUR, 4.80%, 06/15/2020		156,194
590,000	EUR, 3.85%, 04/15/2021		479,347
350,000	EUR, 4.95%, 10/25/2023		284,181
45,000	EUR, 4.10%, 04/15/2037		27,904
300,000	Portugal Telecom International Finance BV
	EUR, 4.38%, 03/24/2017		326,538
1,808,492	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016		1,951,701

			95,564,135

Industrial — 2.37%
1,095,000	Agilent Technologies Inc
	6.50%, 11/01/2017		1,314,918
1,650,000	APL Ltd(c)
	8.00%, 01/15/2024		1,130,250
1,550,000	Bombardier Inc(b)
	CAD, 7.35%, 12/22/2026		1,557,429
	Masco Corp
1,000,000	7.75%, 08/01/2029		1,047,732
1,620,000	6.50%, 08/15/2032		1,557,240
386,000	Missouri Pacific Railroad Co(c)
	5.00%, 01/01/2045		316,520
865,000	Owens Corning
	7.00%, 12/01/2036		919,274
95,000	Trinity Industries Inc
	3.88%, 06/01/2036		93,694

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

Industrial — (continued)
$1,220,000	USG Corp
	6.30%, 11/15/2016	$	1,168,150

			9,105,207

Mortgage-Backed Securities — 0.05%
210,000	Credit Suisse Mortgage Capital Certificates Series 2007-C5 , Class AM(i)
	5.87%, 09/15/2040		178,218

Municipal Bonds and Notes — 1.12%
1,820,000	Michigan Tobacco Settlement Finance Authority(c)
	7.31%, 06/01/2034		1,348,566
4,620,000	Tobacco Settlement Financing Corp/VA(c)
	6.71%, 06/01/2046		2,953,612

			4,302,178

Technology — 4.07%
325,000	Freescale Semiconductor Inc
	8.88%, 12/15/2014		333,938
	Intel Corp
2,585,000	2.95%, 12/15/2035		2,924,281
6,090,000	3.25%, 08/01/2039		8,198,662
	Micron Technology Inc
270,000	1.88%, 06/01/2014		264,600
3,830,000	1.88%, 08/01/2031(b)		3,423,063
505,000	2.38%, 05/01/2032(b)		465,231

			15,609,775

Utilities — 2.82%
1,308,872	Bruce Mansfield Unit
	6.85%, 06/01/2034		1,363,059
920,000	Calpine Corp.(e)(h)(j)(k)
	0.00%, 07/15/2010		0
	Dynegy Holdings LLC(a)(f)
180,000	7.13%, 05/15/2018		120,600
415,000	7.63%, 10/15/2026		278,050
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016		878,275
2,000,000	6.00%, 02/02/2018(b)		1,739,838
3,700,000	4.90%, 10/01/2019(b)		2,947,113
1,200,000	Enel Finance International NV(b)
	6.00%, 10/07/2039		942,070
	Energy Future Holdings Corp
395,000	5.55%, 11/15/2014		283,413
1,010,000	6.50%, 11/15/2024		482,275
1,225,000	6.55%, 11/15/2034		560,437
2,180,000	NGC Corp Capital Trust I(a)(c)
	8.32%, 06/01/2027		348,800

Principal Amount			Value

Utilities — (continued)
$1,250,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(b)
	11.50%, 10/01/2020	$	853,125

			10,797,055

TOTAL BONDS AND NOTES — 90.60%
(Cost $323,210,388)		$	347,475,989

Shares

COMMON STOCK
Basic Materials — 0.73%
26,521	PPG Industries Inc		2,814,409

			2,814,409

Communications — 0.18%
51,679	Corning Inc		668,209

Consumer, Non-cyclical — 2.18%
84,901	Valeant Pharmaceuticals International Inc (l)		3,802,716
81,282	Vertex Pharmaceuticals Inc (l)		4,545,289

			8,348,005

Energy — 0.20%
42,007	Chesapeake Energy Corp		781,330

Industrial — 0.13%
26,029	Owens-Illinois Inc (l)		498,976

TOTAL COMMON STOCK — 3.42%
(Cost $7,537,616)		$	13,110,929

PREFERRED STOCK
Communications — 0.36%
2,075	Lucent Technologies Capital Trust I		1,369,500

Consumer, Cyclical — 1.49%
99,080	General Motors Co		3,282,025
17,850	Goodyear Tire & Rubber Co		775,360
32,625	Newell Financial Trust I		1,639,406

			5,696,791

Energy — 0.41%
415	Chesapeake Energy Corp		33,200
250	Chesapeake Energy Corp (l)		18,312

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Energy — (continued)
30,000	El Paso Energy Capital Trust I	$	1,520,625

			1,572,137

Financial — 1.03%
1,513	Ally Financial Inc (b)		1,347,942
1,484	Bank of America Corp		1,446,900
3,200	Health Care REIT Inc		172,800
10,955	SLM Corp		503,382
9,608	Sovereign Capital Trust IV (d)		487,606

			3,958,630

Utilities — 0.32%
5,650	AES Trust III		278,616
10	MDU Resources Group Inc		998
25,000	Southern California Edison Co		631,250
3,600	Union Electric Co		328,320

			1,239,184

TOTAL PREFERRED STOCK — 3.61% (Cost $13,580,179)		$	13,836,242

Principal Amount

SECURITIES LENDING COLLATERAL
$ 2,199,657	Undivided interest of 4.73% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $2,199,657 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$	2,199,657

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 1,139,394	Undivided interest of 4.30% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142 with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $1,139,394 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$	1,139,394

2,199,657	Undivided interest of 4.67% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $2,199,657 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		2,199,657

2,199,657	Undivided interest of 4.85% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $2,199,657 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.		2,199,657

TOTAL SECURITIES LENDING COLLATERAL — 2.02% (Cost $7,738,365)		$	7,738,365

TOTAL INVESTMENTS — 99.65% (Cost $352,066,548)		$	382,161,525

OTHER ASSETS & LIABILITIES, NET — 0.35%		$	1,343,636

TOTAL NET ASSETS — 100.00%		$	383,505,161

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

(a)	Security in default; some interest payments received during the last 12 months. At June 29, 2012, the aggregate market value on the securities was $3,616,198, representing 0.94% of net assets.
(b)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $41,984,041 and $43,856,563, respectively, representing 11.44% of net assets.
(c)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $20,492,755 and $16,752,831, respectively, representing 4.37% of net assets.
(d)	A portion or all of the security is on loan at June 29, 2012.
(e)	Security in default on interest payments during the last 12 months. At June 29, 2012, the aggregate market value on the securities was $1,698,025, representing 0.44%% of net assets.
(f)	Security in bankruptcy at June 29, 2012.
(g)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 29, 2012. Maturity date disclosed represents final maturity date.

(h)	Domestic security is fair valued at June 29, 2012.
(i)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.
(j)	Security has no market value at June 29, 2012.
(k)	The security’s yield to maturity was less than 0.01%
(l)	Non-income producing security.
REIT	Real Estate Investment Trust

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Loomis Sayles Bond Portfolio

ASSETS:
Investments in securities, market value (including $7,505,238 of securities on loan)(a)	$382,161,525
Cash	4,802,655
Cash denominated in foreign currencies(b)	817,381
Dividends and interest receivable	4,903,863
Subscriptions receivable	685,789

Total Assets	393,371,213

LIABILITIES:
Payable to investment adviser	270,756
Payable upon return of securities loaned	7,738,365
Redemptions payable	1,848,137
Payable for investments purchased	8,794

Total Liabilities	9,866,052

NET ASSETS	$383,505,161

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,015,873
Paid-in capital in excess of par	348,623,805
Net unrealized appreciation on investments and foreign currency translations	30,111,987
Undistributed net investment income	1,320,595
Accumulated net realized gain on investments and foreign currency transactions	432,901

TOTAL NET ASSETS	$383,505,161

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	30,158,730
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.72

(a) Cost of investments	$352,066,548
(b) Cost of cash denominated in foreign currencies	$800,371

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Loomis Sayles Bond Portfolio

INVESTMENT INCOME:
Interest	$10,375,532
Income from securities lending	13,941
Dividends	519,458

Total Income	10,908,931

EXPENSES:
Management fees	1,674,453

Total Expenses	1,674,453

NET INVESTMENT INCOME	9,234,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,753,735
Change in net unrealized appreciation on investments and foreign currency translations	15,056,470

Net Realized and Unrealized Gain on Investments and Foreign Currency	16,810,205

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,044,683

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Loomis Sayles Bond Portfolio

OPERATIONS:
Net investment income	$9,234,478	$19,320,644
Net realized gain on investments and foreign currency transactions	1,753,735	5,965,480
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	15,056,470	(9,842,935)

Net Increase in Net Assets Resulting from Operations	26,044,683	15,443,189

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,940,357)	(21,204,310)

Total Distributions	(7,940,357)	(21,204,310)

CAPITAL SHARE TRANSACTIONS:
Shares sold	94,620,896	185,527,057
Shares issued in reinvestment of distributions	7,940,357	21,204,310
Shares redeemed	(82,192,431)	(213,049,088)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	20,368,822	(6,317,721)

Total Increase (Decrease) in Net Assets	38,473,148	(12,078,842)

NET ASSETS:
Beginning of period	345,032,013	357,110,855

End of period (a)	$383,505,161	$345,032,013

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,422,016	14,577,071
Shares issued in reinvestment of distributions	630,688	1,709,891
Shares redeemed	(6,445,395)	(16,807,184)

Net Increase (Decrease)	1,607,309	(520,222)

(a) Including undistributed net investment income:	$1,320,595	$26,474

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Loomis Sayles Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$12.08		$12.28	$11.64	$8.91	$12.55	$12.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31		0.72	0.81	0.65	0.93	0.92
Net realized and unrealized gain (loss)	0.60		(0.17)	0.65	2.71	(3.60)	0.08

Total Income (Loss) From Investment Operations	0.91		0.55	1.46	3.36	(2.67)	1.00

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.75)	(0.82)	(0.63)	(0.91)	(0.92)
From net realized gains	–		–	–	–	(0.06)	(0.11)

Total Distributions	(0.27)		(0.75)	(0.82)	(0.63)	(0.97)	(1.03)

NET ASSET VALUE, END OF PERIOD	$12.72		$12.08	$12.28	$11.64	$8.91	$12.55

TOTAL RETURN(a)	7.54	% (b)	4.43%	12.77%	38.46%	(21.74%)	8.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$383,505		$345,032	$357,111	$368,286	$285,246	$389,403
Ratio of expenses to average net assets	0.90	% (c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	4.96	% (c)	5.11%	5.44%	6.03%	6.24%	5.67%
Portfolio turnover rate	11	% (b)	20%	21%	29%	28%	28%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments: Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Obligations	—	1,189,990	—	1,189,990
Corporate Bonds and Notes	—	243,321,970	2,919,498	246,241,468
Foreign Government Obligations	—	95,564,135	—	95,564,135
Mortgage-Backed Obligations	—	178,218	—	178,218
Municipal Bonds and Notes	—	4,302,178	—	4,302,178
Equity Investments:
Domestic Common Stock	9,308,213	—	—	9,308,213
Foreign Common Stock	3,802,716	—	—	3,802,716
Preferred Stock	1,462,952	12,373,290	—	13,836,242
Securities Lending Collateral	—	7,738,365	—	7,738,365

Total Investments(a)	$14,573,881	$364,668,146	$2,919,498	$382,161,525

(a)  Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $63,195,989 and $38,117,180, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $5,000, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $352,068,325. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $43,952,796 and gross depreciation of securities in which there was an excess of tax cost over value of $13,859,596 resulting in net appreciation of $30,093,200.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $7,505,238 and received collateral of $7,738,365 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers the Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. The Board noted that for each of the one-, three-, five- and ten-year annualized periods, the Portfolio outperformed its peer group. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was below the range of management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was below the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012